Mezzanine Equity And Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Convertible Preferred Stock
As of December 31, 2022, Convertible Preferred Stock consisted of the following:

	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Issuance Price
Series A convertible preferred stock	2,010,728	2,010,728	$7,714,336	$7,714,336	$2.19
Series B convertible preferred stock	2,893,515	2,824,881	7,025,434	7,025,434	2.49
Series C-1 convertible preferred stock	3,436,863	426,732	772,028	772,028	2.54
Series C-2 convertible preferred stock	6,011,960	5,857,512	15,904,275	15,904,275	2.15

Summary Of Information Related To Common Stock Warrants	The following table presents information related to Common Stock warrants for the year ended December 31, 2023.

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life in	Intrinsic
	Warrants	Price	Years	Value
Outstanding and exercisable, December 31, 2022	644,980	$2.08	5.03	$—
Warrants issued	16,489	14.20
Public Warrants assumed in Business Combination	3,976,985	11.50

Outstanding and exercisable, December 31, 2023	4,638,454	$10.20	4.62	$1,382,919

Summary of Option Activity
A summary of the option activity during the year ended December 31, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2022	2,235,313	$2.12	8.07	$1,083,492
Granted	1,504,638	2.92
Exercised	(21,158)	1.94
Expired/Cancelled	(2,029,028)	2.21

Outstanding, December 31, 2023	1,689,765	$2.72	9.00	$1,850,397

Vested/Exercisable, December 31, 2023	283,438	$2.06	6.18	$496,063

Schedule of Assumptions used in Black Scholes Option Pricing Model
The weighted average fair value of the options granted during the year ended December 31, 2023 was based on a Black Scholes option pricing model using the following assumptions:

Expected volatility	70% - 76%
Expected term of option	6.0 - 7.0
Range of risk-free interest rate	3.6% - 3.8%
Dividend yield	0%